Shareholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended									12 Months Ended
	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012	Apr. 30, 2014	Apr. 30, 2013
Stockholders Equity Note Disclosure [Line Items]
Common stock, par value	$ 0.00001		$ 0.00001		$ 0.00000					$ 0.00001	$ 0.00000
Dividends paid	$ 2,807,000,000	$ 2,830,000,000	$ 2,655,000,000	$ 2,739,000,000	$ 2,763,000,000	$ 2,789,000,000	$ 2,490,000,000	$ 2,486,000,000	$ 2,500,000,000	$ 11,031,000,000	$ 10,528,000,000
Quarterly dividends per share declared	$ 0.47	$ 0.47	$ 0.44	$ 0.44	$ 0.44	$ 0.44	$ 0.38	$ 0.38	$ 0.38	$ 1.82	$ 1.64	$ 0.38
Maximum amount authorized for repurchase of common stock									10,000,000,000			10,000,000,000	90,000,000,000	60,000,000,000
Share repurchase program, utilized amount	$ 67,900,000,000									$ 67,900,000,000